Consolidated Statements of Changes in Net Assets (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
FROM OPERATIONS:
Net investment income	$ (198,089)	$ 1,203,425
Net realized gain (loss) from security transactions and foreign currency	(7,864,997)	186,573
Net change in unrealized appreciation (depreciation) on investments, other assets, and warrants transactions	3,320,862	(8,739,940)
Net decrease in net assets from operations	(4,742,224)	(7,349,942)
TOTAL DECREASE IN NET ASSETS	(4,742,224)	(7,349,942)
NET ASSETS:
Beginning of period	30,609,591	94,754,624
End of period	25,867,367	87,404,682
COMMON STOCK ACTIVITY:
Shares repurchased	0	0
Net increase in shares outstanding	$ 0	$ 0
Shares outstanding, beginning of period	6,893,056	6,893,056
Shares outstanding, end of period	6,893,056	6,893,056